Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Total credit facilities	$ 6,176	$ 5,850
Credit facilities utilized:
Short-term borrowings	(119)	(253)
Long-term debt (including current portion)	(29,703)	(28,578)
Letters of credit outstanding	(101)	(128)
Credit facilities unutilized	4,384	3,812
Current installments of long-term debt	$ 2,296	$ 2,481
Credit facility
Credit facilities utilized:
Long-term debt weighted average interest rate (percent)	6.20%	5.10%
Current installments of long-term debt	$ 1,160	$ 1,376
Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(1,572)	(1,657)
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(1,572)	(1,657)
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (119)	$ (253)
Short-term debt weighted average interest rate (percent)	6.90%	4.90%
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	$ 3,943
Credit facilities utilized:
Letters of credit outstanding	(78)
Credit facilities unutilized	2,836
Regulated Utilities | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(910)
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(119)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	2,233
Credit facilities utilized:
Letters of credit outstanding	(23)
Credit facilities unutilized	1,548
Corporate and Other | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(662)
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0